Dividends to shareholders (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends to shareholders
Final	$ 2,404	$ 2,402	$ 2,400
Interim	1,139	1,138	1,137
Total	$ 3,543	$ 3,540	$ 3,537
Final	$ 1.90	$ 1.90	$ 1.90
Interim	0.90	0.90	0.90
Total	$ 2.80	$ 2.80	$ 2.80